Financial risk management and financial instruments, Non-Derivative Financial Instruments - Designated Euro Borrowings (Details) € in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2021 USD ($) Tranche Hedge	Oct. 31, 2020 USD ($)	Oct. 31, 2021 EUR (€) Tranche Hedge	Oct. 31, 2020 EUR (€)
Debt Designated in Hedge Relationships [Abstract]
Number of designated tranches | Tranche	2		2
Number of investment hedges | Hedge	2		2
Net investment hedges			€ 1,030
Foreign Exchange Risk [Member]
Debt Designated in Hedge Relationships [Abstract]
Hedge ratio for net investment hedges	1	1
Foreign Exchange Risk [Member] | Euro B-1 2020 Tranche [Member]
Debt Designated in Hedge Relationships [Abstract]
Notional amount	$ 676.0	$ 700.3	600	€ 600
Maturity date	Jun. 30, 2025
Foreign Exchange Risk [Member] | Euro B-1 2020 Tranche [Member] | Designated [Member]
Debt Designated in Hedge Relationships [Abstract]
Notional amount			585	585
Foreign Exchange Risk [Member] | Foreign Exchange Gain/(Loss) on Revaluation Transferred to OCI CTA [Member]
Debt Designated in Hedge Relationships [Abstract]
Notional amount | $	$ 6.5	(34.5)
Foreign Exchange Risk [Member] | Euro 2017 Tranche [Member]
Debt Designated in Hedge Relationships [Abstract]
Notional amount	$ 510.9	528.5	453	453
Maturity date	Jun. 30, 2024
Foreign Exchange Risk [Member] | Euro 2017 Tranche [Member] | Designated [Member]
Debt Designated in Hedge Relationships [Abstract]
Notional amount			€ 442	€ 442
Foreign Exchange Risk [Member] | Foreign Exchange Gain/(Loss) on Revaluation Transferred to OCI CTA [Member]
Debt Designated in Hedge Relationships [Abstract]
Notional amount | $	$ 4.8	$ (24.2)